United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/20

Date of Reporting Period: Six months ended 05/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2020
Share Class | Ticker	A | CAPAX	B | CAPBX	C | CAPCX
	F | CAPFX	R | CAPRX	Institutional | CAPSX

Federated Capital Income Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Capital Income Fund)
Fund Established 1988

A Portfolio of Federated Income Securities Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Income Securities Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Capital Income Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2019 through May 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	43.1%
Domestic Fixed-Income Securities	20.7%
U.S. Government Agency Mortgage-Backed Securities	13.1%
International Fixed-Income Securities	11.1%
Foreign Governments/Agencies	4.5%
Non-Agency Mortgage-Backed Securities	3.0%
Federated Bank Loan Core Fund	1.0%
U.S. Treasury	0.9%
Asset-Backed Securities	0.6%
International Equity Securities	0.5%
Derivative Contracts[2]	(0.4)%
Other Security Type[3]	0.0%
Cash Equivalents[4]	3.5%
Other Assets and Liabilities—Net[5]	(1.6)%
TOTAL	100.0%
1	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Other Security Type consists of option contracts.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2020, the Fund’s sector composition6 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	18.2%
Health Care	15.8%
Financials	13.5%
Consumer Discretionary	10.7%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	7.6%
Utilities	5.7%
Real Estate	5.2%
Energy	3.9%
Materials	2.0%
TOTAL	100.0%
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2020 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—38.0%
		Communication Services—4.1%
280,304		AT&T, Inc.	$8,650,181
7,207	[1]	Alphabet, Inc., Class A	10,331,379
204,228		Comcast Corp., Class A	8,087,429
9,445	[1]	Facebook, Inc.	2,125,975
99,362		Verizon Communications, Inc.	5,701,392
41,048		Walt Disney Co.	4,814,930
		TOTAL	39,711,286
		Consumer Discretionary—4.7%
5,574	[1]	Amazon.com, Inc.	13,613,770
26,595		Home Depot, Inc.	6,608,326
62,886		Las Vegas Sands Corp.	3,014,755
18,949		Lowe’s Cos., Inc.	2,470,002
15,190		McDonald’s Corp.	2,830,201
22,702		Nike, Inc., Class B	2,237,963
117,353		Pulte Group, Inc.	3,986,481
40,620		Starbucks Corp.	3,167,954
40,454		TJX Cos., Inc.	2,134,353
27,818		Target Corp.	3,402,976
9,216	[1]	Ulta Beauty, Inc.	2,248,796
		TOTAL	45,715,577
		Consumer Staples—3.3%
12,931		Constellation Brands, Inc., Class A	2,233,184
10,777		Costco Wholesale Corp.	3,324,381
81,671		Mondelez International, Inc.	4,256,692
59,274		Philip Morris International, Inc.	4,348,341
62,440		Procter & Gamble Co.	7,238,045
136,342		The Coca-Cola Co.	6,364,444
40,836		WalMart, Inc.	5,066,114
		TOTAL	32,831,201
		Energy—1.7%
63,085		Chevron Corp.	5,784,894
62,637		ConocoPhillips	2,642,029
65,072		Exxon Mobil Corp.	2,958,824
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
36,410		Hess Corp.	$1,728,383
31,240		Phillips 66	2,444,842
16,065		Valero Energy Corp.	1,070,572
		TOTAL	16,629,544
		Financials—5.2%
22,822		Allstate Corp.	2,232,220
354,105		Bank of America Corp.	8,541,013
22,098	[1]	Berkshire Hathaway, Inc., Class B	4,100,947
4,516		BlackRock, Inc.	2,387,338
22,457		Capital One Financial Corp.	1,527,974
85,273		Citigroup, Inc.	4,085,429
97,182		Citizens Financial Group, Inc.	2,342,086
28,226		Goldman Sachs Group, Inc.	5,546,127
118,764		JPMorgan Chase & Co.	11,556,925
33,628		LPL Investment Holdings, Inc.	2,400,703
46,043		MetLife, Inc.	1,658,008
36,215		Morgan Stanley	1,600,703
10,094		S&P Global, Inc.	3,280,752
		TOTAL	51,260,225
		Health Care—5.2%
37,620		Abbott Laboratories	3,570,890
57,067		AbbVie, Inc.	5,288,399
19,866		Eli Lilly & Co.	3,038,505
67,197	[1]	Horizon Therapeutics PLC	3,408,904
52,502		Johnson & Johnson	7,809,673
53,131		Medtronic PLC	5,237,654
66,362		Merck & Co., Inc.	5,356,741
131,063		Pfizer, Inc.	5,005,296
6,697		Thermo Fisher Scientific, Inc.	2,338,525
32,264		UnitedHealth Group, Inc.	9,835,680
		TOTAL	50,890,267
		Industrials—3.0%
18,467		Allegion PLC	1,841,160
9,148		Caterpillar, Inc.	1,098,949
171,181		General Electric Co.	1,124,659
20,829		Honeywell International, Inc.	3,037,910
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
32,519		Jacobs Engineering Group, Inc.	$2,732,246
10,858		L3Harris Technologies, Inc.	2,165,628
20,153		Parker-Hannifin Corp.	3,626,936
43,042		TransUnion	3,714,094
38,360		Union Pacific Corp.	6,515,830
9,279	[1]	United Rentals, Inc.	1,288,760
25,454	[1]	XPO Logistics, Inc.	2,006,030
		TOTAL	29,152,202
		Information Technology—7.5%
13,625		Accenture PLC	2,747,073
19,493		Analog Devices, Inc.	2,201,734
51,663		Apple, Inc.	16,425,734
63,722		Applied Materials, Inc.	3,579,902
44,962		Fidelity National Information Services, Inc.	6,242,075
90,742		Genpact Ltd.	3,262,175
48,556		Intel Corp.	3,055,629
19,451		Mastercard, Inc.	5,852,611
98,094		Microsoft Corp.	17,975,726
12,097		NVIDIA Corp.	4,294,677
24,434		NXP Semiconductors NV	2,348,107
29,888		Visa, Inc., Class A	5,835,333
		TOTAL	73,820,776
		Materials—0.8%
71,521		CF Industries Holdings, Inc.	2,100,572
44,134		DuPont de Nemours, Inc.	2,238,918
13,301		Linde PLC	2,691,324
22,802		Nucor Corp.	963,612
		TOTAL	7,994,426
		Real Estate—2.1%
43,029		Cyrusone, Inc.	3,198,776
7,114		Equinix, Inc.	4,962,940
97,692		Invitation Homes, Inc.	2,569,300
60,930		ProLogis, Inc.	5,575,095
28,007		Sun Communities, Inc.	3,842,280
		TOTAL	20,148,391
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Utilities—0.4%
10,849	Atmos Energy Corp.	$1,115,060
76,314	FirstEnergy Corp.	3,225,030
	TOTAL	4,340,090
	TOTAL COMMON STOCKS (IDENTIFIED COST $373,210,087)	372,493,985
	CORPORATE BONDS—4.6%
	Basic Industry - Chemicals—0.0%
$175,000	Albemarle Corp., 4.150%, 12/1/2024	186,000
	Capital Goods - Aerospace & Defense—0.2%
200,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	201,929
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	217,129
150,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	143,108
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	27,598
320,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	338,052
50,000	Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	53,897
130,000	Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	143,803
300,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	328,303
370,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	410,601
	TOTAL	1,864,420
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	40,453
180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	180,456
	TOTAL	220,909
	Capital Goods - Construction Machinery—0.0%
240,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	238,567
	Capital Goods - Diversified Manufacturing—0.0%
125,000	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	123,876
50,000	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	50,617
	TOTAL	174,493
	Communications - Cable & Satellite—0.1%
150,000	Charter Communications, Inc., 4.200%, 3/15/2028	167,213
245,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	287,463
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$150,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	$150,375
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	438,842
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	223,182
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	229,391
	TOTAL	1,496,466
	Communications - Media & Entertainment—0.1%
150,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	160,112
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	158,031
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	107,963
150,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	166,321
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	44,933
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	51,424
	TOTAL	688,784
	Communications - Telecom Wireless—0.1%
350,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	398,910
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	196,593
75,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	81,681
40,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	45,173
	TOTAL	722,357
	Communications - Telecom Wirelines—0.1%
400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	500,668
210,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	269,175
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	182,519
306,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	422,091
	TOTAL	1,374,453
	Communications Equipment—0.3%
4,069,488	Liberty Media Group, Conv. Bond, 3.500%, 1/15/2031	2,971,255
	Consumer Cyclical - Automotive—0.1%
200,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.850%, 1/6/2022	201,501
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	95,650
75,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	82,041
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	$59,309
220,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	229,155
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	205,523
	TOTAL	873,179
	Consumer Cyclical - Retailers—0.1%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 144A, 3.900%, 4/15/2030	153,508
150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	143,214
70,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	73,020
250,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	322,012
400,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	436,010
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	166,833
	TOTAL	1,294,597
	Consumer Cyclical - Services—0.1%
65,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	74,570
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	224,320
150,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	172,382
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	88,901
	TOTAL	560,173
	Consumer Non-Cyclical - Food/Beverage—0.2%
400,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	465,249
150,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	152,175
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	152,788
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	46,578
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	210,256
150,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	196,147
50,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	52,001
70,000	Mondelez International, Inc., Sr. Unsecd. Note, 1.500%, 5/4/2025	71,463
200,000	PepsiCo, Inc., 2.750%, 4/30/2025	217,701
75,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	90,122
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$95,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	$104,105
	TOTAL	1,758,585
	Consumer Non-Cyclical - Health Care—0.0%
55,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	56,417
200,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	207,611
35,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	39,812
	TOTAL	303,840
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
435,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	467,955
115,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	132,908
200,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	209,635
300,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	354,853
400,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.350%, 11/15/2047	518,377
175,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	201,609
	TOTAL	1,885,337
	Consumer Non-Cyclical - Products—0.0%
100,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	114,736
	Consumer Non-Cyclical - Supermarkets—0.0%
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	241,396
	Consumer Non-Cyclical - Tobacco—0.1%
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	116,056
320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	383,953
	TOTAL	500,009
	Diversified Financial Services—0.4%
4,100,000	AXA Equitable Holdings, Inc., Conv. Bond, 144A, 7.250%, 5/15/2021	3,825,665
	Energy - Independent—0.1%
250,000	Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	220,632
280,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	277,248
300,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	341,645
	TOTAL	839,525
	Energy - Integrated—0.1%
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	340,833
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$205,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	$238,797
	TOTAL	579,630
	Energy - Midstream—0.2%
205,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	200,422
305,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	320,417
80,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	84,754
150,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	152,270
250,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	288,213
200,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	200,641
230,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	235,769
	TOTAL	1,482,486
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	154,544
	Financial Institution - Banking—0.9%
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	412,034
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	210,433
500,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	546,410
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	414,535
125,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	132,887
350,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	361,370
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	857,208
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	272,512
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	256,015
80,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	80,020
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	223,108
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 4/1/2025	537,576
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	437,669
500,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	550,231
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	256,134
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$300,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	$326,854
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	663,701
400,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	414,378
200,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	223,056
300,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	351,502
350,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	440,781
150,000	Northern Trust Corp., Sr. Unsecd. Note, 1.950%, 5/1/2030	154,326
210,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	213,027
550,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	589,590
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	103,642
	TOTAL	9,028,999
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	51,394
	Financial Institution - Insurance - Life—0.1%
200,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	220,131
150,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	163,354
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	240,421
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	335,541
150,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	174,446
	TOTAL	1,133,893
	Financial Institution - Insurance - P&C—0.1%
89,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	95,299
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	394,857
60,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	58,433
	TOTAL	548,589
	Financial Institution - REIT - Apartment—0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	210,400
40,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	41,734
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$250,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	$257,723
250,000	UDR, Inc., Series MTN, 3.750%, 7/1/2024	261,208
	TOTAL	771,065
	Financial Institution - REIT - Healthcare—0.0%
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	197,893
	Financial Institution - REIT - Office—0.1%
200,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	213,873
300,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	345,584
	TOTAL	559,457
	Financial Institution - REIT - Other—0.0%
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	111,851
	Financial Institution - REIT - Retail—0.0%
20,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	20,396
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	167,735
	TOTAL	188,131
	Specialty Retail—0.3%
2,300,000	Dick’s Sporting Goods, Inc., Conv. Bond, 3.250%, 4/15/2025	2,857,819
	Technology—0.1%
100,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 11/15/2030	104,335
75,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.700%, 4/15/2025	82,353
155,000	Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	173,715
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	140,291
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	223,518
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	165,856
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	285,932
50,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	51,266
155,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	178,974
	TOTAL	1,406,240
	Technology Services—0.0%
40,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	41,548
	Transportation - Airlines—0.0%
65,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	65,912
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—0.0%
$105,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	$111,915
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	68,169
	TOTAL	180,084
	Transportation - Services—0.1%
200,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	195,195
135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	144,792
340,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	346,757
	TOTAL	686,744
	Utility - Electric—0.3%
85,000	Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	91,094
300,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	385,140
290,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	321,832
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	95,626
280,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	343,968
230,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	248,562
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	155,082
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	162,015
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	320,243
300,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	330,915
280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	315,952
	TOTAL	2,770,429
	Utility - Natural Gas—0.0%
150,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	153,194
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	272,339
	TOTAL	425,533
	TOTAL CORPORATE BONDS (IDENTIFIED COST $41,668,608)	45,376,987
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
	Agency Commercial Mortgage-Backed Securities—0.3%
$1,025,000	FHLMC REMIC, Series K054, Class A2, 2.745%, 1/25/2026	$1,119,784
999,017	FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	1,030,623
600,000	FHLMC REMIC, Series K109, Class A2, 1.558%, 4/25/2030	622,418
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,677,605)	2,772,825
	PREFERRED STOCKS—5.7%
	Financials—0.7%
30,640	Assurant, Inc., Conv. Pfd., 6.500%, 3/15/2021, Annual Dividend $6.50	3,186,250
73,903	New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/1/2051, Annual Dividend $3.00	3,248,037
	TOTAL	6,434,287
	Health Care—1.7%
64,980	Avantor, Inc., Conv. Pfd., Series A, 6.250%, 5/15/2022, Annual Dividend $3.12	4,175,615
50,000	Becton Dickinson & Co., Conv. Pfd., 6.000%, 6/1/2023, Annual Dividend $3.00	2,587,500
10,000	Boston Scientific Corp., Conv. Pfd., 5.500%, 6/1/2023, Annual Dividend $5.50	1,091,860
1,000	Danaher Corp., Conv. Pfd., 5.000%, 4/15/2023, Annual Dividend $50.00	1,038,490
2,950	Danaher Corp., Conv. Pfd., Series A, 4.750%, 4/15/2022, Annual Dividend $47.50	3,561,181
115,879	Elanco Animal Health, Inc., Conv. Bond, 5.00%, 2/1/2023, Annual Dividend $2.50	4,406,878
	TOTAL	16,861,524
	Industrials—0.6%
71,126	Stanley Black & Decker, Inc., Conv. Pfd., 5.250%, 11/15/2022, Annual Dividend $5.25	5,838,022
	Information Technology—0.4%
3,700	Broadcom, Inc., Conv. Pfd., 8.000%, 9/30/2022, Annual Dividend $80.00	4,018,015
	Real Estate—0.2%
1,479	Crown Castle International Corp., Conv Pfd., Series A, 6.875%, 8/1/2020, Annual Dividend $68.75	2,249,707
	Utilities—2.1%
58,380	American Electric Power Co., Inc., Conv. Pfd., 6.125%, 3/15/2022, Annual Dividend $3.06	3,052,106
39,243	Dominion Energy, Inc., Conv. Pfd., 7.250%, 6/1/2022, Annual Dividend $7.25	4,111,882
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		PREFERRED STOCKS—continued
		Utilities—continued
59,953		Essential Utilities, Inc., Conv. Pfd., 6.000%, 4/30/2022, Annual Dividend $3.00	$3,494,660
58,500		NextEra Energy, Inc., 5.279%, 3/1/2023, Annual Dividend $2.64	2,600,910
31,201		Sempra Energy, Conv. Pfd., 6.750%, 7/15/2021, Annual Dividend $6.75	3,209,647
77,818		Southern Co., Conv. Pfd., 6.750%, 8/1/2022, Annual Dividend $3.38	3,729,817
		TOTAL	20,199,022
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $56,054,801)	55,600,577
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
$875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	1,013,161
1,225,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,441,892
2,000,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	2,302,596
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,725,257
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	437,632
1,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,072,220
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	2,141,595
550,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	607,766
2,000,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	2,162,943
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,046,458)	13,905,062
		PURCHASED PUT OPTION—0.0%
2,900		SPDR S&P 500 ETF Trust, Notional Amount $88,252,800, Exercise Price $270.00, Expiration Date 6/19/2020 (IDENTIFIED COST $1,084,506)	290,000
		U.S. TREASURIES—0.9%
$1,949,058		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2049	2,546,977
1,700,000		United States Treasury Bond, 2.000%, 2/15/2050	1,944,009
4,025,000		United States Treasury Note, 1.500%, 2/15/2030	4,350,616
		TOTAL U.S. TREASURIES (IDENTIFIED COST $8,592,100)	8,841,602
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., 03/31/2029 (IDENTIFIED COST $0)	$369,943
		INVESTMENT COMPANIES—48.9%
13,876,988		Emerging Markets Core Fund	131,831,389
1,032,267		Federated Bank Loan Core Fund	9,383,303
7,994,157		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.40%[3]	8,000,553
13,709,991		Federated Mortgage Core Portfolio	139,019,306
32,390,554		High Yield Bond Portfolio	191,752,082
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $518,223,493)	479,986,633
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $1,014,557,658)[4]	979,637,614
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	1,957,523
		TOTAL NET ASSETS—100%	$981,595,137
Semi-Annual Shareholder Report

At May 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Note 2-Year Long Futures	480	$106,005,000	September 2020	$37,280
Short Futures:
[1]United States Treasury Note 5-Year Short Futures	84	$10,552,500	September 2020	$(14,041)
[1]United States Treasury Note 10-Year Short Futures	83	$11,542,188	September 2020	$(33,505)
[1]United States Treasury Note 10-Year Ultra Short Futures	50	$7,866,406	September 2020	$(36,387)
[1]United States Treasury Ultra Bond Short Futures	50	$10,901,562	September 2020	$(25,581)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(72,234)
At May 31, 2020, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Hess Corp. (CALL-Option)	360	$1,708,920	June 2020	$55.00	$(15,300)
SPDR S&P 500 ETF Trust (PUT-Option)	2,900	$88,252,800	June 2020	$250.00	$(111,650)
(PREMIUMS RECEIVED $480,230)					$(126,950)
Net Unrealized Depreciation on Futures Contracts and the value of Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2020, were as follows:
Affiliates	Balance of Shares Held 11/30/2019	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	16,572,341	1,178,110	(3,873,463)
Federated Bank Loan Core Fund	1,687,243	1,037,688	(1,692,664)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	—	154,453,523	(146,459,366)
Federated Mortgage Core Portfolio	14,508,487	955,204	(1,753,700)
High Yield Bond Portfolio	38,125,822	2,898,111	(8,633,379)
TOTAL OF AFFILIATED TRANSACTIONS	70,893,893	160,522,636	(162,412,572)
Semi-Annual Shareholder Report

Balance of Shares Held 5/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
13,876,988	$131,831,389	$(639,833)	$(4,757,851)	$3,877,017
1,032,267	$9,383,303	$(791,075)	$152,267	$152,308
7,994,157	$8,000,553	$—	$6,740	$26,336
13,709,991	$139,019,306	$3,566,973	$208,486	$2,083,870
32,390,554	$191,752,082	$(5,578,497)	$(1,674,550)	$6,388,293
69,003,957	$479,986,633	$(3,442,432)	$(6,064,908)	$12,527,824
1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $1,014,264,518.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$45,376,987	$—	$45,376,987
Commercial Mortgage-Backed Securities	—	2,772,825	—	2,772,825
Collateralized Mortgage Obligations	—	13,905,062	—	13,905,062
Equity Securities:
Common Stocks
Domestic	367,454,554	—	—	367,454,554
International	5,039,431	—	—	5,039,431
Preferred Stocks
Domestic	55,600,577	—	—	55,600,577
Purchased Put Options	290,000	—	—	290,000
U.S. Treasuries	—	8,841,602	—	8,841,602
Warrants	—	369,943	—	369,943
Investment Companies	479,986,633	—	—	479,986,633
TOTAL SECURITIES	$908,371,195	$71,266,419	$—	$979,637,614
Other Financial Instruments
Assets
Futures Contracts	$37,280	$—	$—	$37,280
Written Options Contracts	—	—	—	—
Liabilities
Futures Contracts	(109,514)	—	—	(109,514)
Written Options Contracts	(126,950)	—	—	(126,950)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(199,184)	$—	$—	$(199,184)
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$7.94	$7.64	$8.11	$7.61	$7.69	$8.58
Income From Investment Operations:
Net investment income[1]	0.14	0.28	0.32	0.30	0.32	0.44
Net realized and unrealized gain (loss)	(0.36)	0.31	(0.46)	0.52	(0.04)	(0.94)
TOTAL FROM INVESTMENT OPERATIONS	(0.22)	0.59	(0.14)	0.82	0.28	(0.50)
Less Distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.33)	(0.32)	(0.36)	(0.39)
Net Asset Value, End of Period	$7.58	$7.94	$7.64	$8.11	$7.61	$7.69
Total Return[2]	(2.72)%	7.89%	(1.79)%	10.94%	3.82%	(6.01)%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.89%[5]	0.90%[5]
Net investment income	3.70%[4]	3.66%	4.05%	3.80%	4.32%	5.42%
Expense waiver/reimbursement[6]	0.20%[4]	0.19%	0.18%	0.16%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$389,732	$435,330	$487,934	$614,835	$824,013	$1,005,246
Portfolio turnover	43%	59%	105%	51%	71%	89%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.89% and 0.90% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$7.96	$7.65	$8.13	$7.63	$7.71	$8.59
Income From Investment Operations:
Net investment income[1]	0.11	0.22	0.26	0.24	0.26	0.38
Net realized and unrealized gain (loss)	(0.36)	0.32	(0.47)	0.52	(0.04)	(0.94)
TOTAL FROM INVESTMENT OPERATIONS	(0.25)	0.54	(0.21)	0.76	0.22	(0.56)
Less Distributions:
Distributions from net investment income	(0.11)	(0.23)	(0.27)	(0.26)	(0.30)	(0.32)
Net Asset Value, End of Period	$7.60	$7.96	$7.65	$8.13	$7.63	$7.71
Total Return[2]	(3.13)%	7.12%	(2.66)%	10.07%	3.02%	(6.60)%
Ratios to Average Net Assets:
Net expenses[3]	1.73%[4]	1.71%	1.64%	1.64%	1.65%[5]	1.66%[5]
Net investment income	2.85%[4]	2.83%	3.28%	3.04%	3.55%	4.66%
Expense waiver/reimbursement[6]	0.12%[4]	0.13%	0.18%	0.18%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,737	$59,115	$69,110	$88,136	$92,748	$93,803
Portfolio turnover	43%	59%	105%	51%	71%	89%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 1.65% and 1.66% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$7.95	$7.64	$8.11	$7.61	$7.69	$8.58
Income From Investment Operations:
Net investment income[1]	0.11	0.22	0.26	0.24	0.26	0.38
Net realized and unrealized gain (loss)	(0.36)	0.32	(0.46)	0.52	(0.04)	(0.95)
TOTAL FROM INVESTMENT OPERATIONS	(0.25)	0.54	(0.20)	0.76	0.22	(0.57)
Less Distributions:
Distributions from net investment income	(0.11)	(0.23)	(0.27)	(0.26)	(0.30)	(0.32)
Net Asset Value, End of Period	$7.59	$7.95	$7.64	$8.11	$7.61	$7.69
Total Return[2]	(3.13)%	7.15%	(2.55)%	10.09%	3.03%	(6.72)%
Ratios to Average Net Assets:
Net expenses[3]	1.71%[4]	1.69%	1.64%	1.64%	1.65%[5]	1.66%[5]
Net investment income	2.87%[4]	2.84%	3.29%	3.04%	3.56%	4.66%
Expense waiver/reimbursement[6]	0.12%[4]	0.12%	0.17%	0.16%	0.16%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$277,680	$335,247	$423,771	$599,819	$784,221	$989,215
Portfolio turnover	43%	59%	105%	51%	71%	89%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 1.65% and 1.66% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$7.94	$7.63	$8.11	$7.60	$7.69	$8.57
Income From Investment Operations:
Net investment income[1]	0.14	0.28	0.32	0.30	0.32	0.44
Net realized and unrealized gain (loss)	(0.36)	0.32	(0.47)	0.53	(0.05)	(0.93)
TOTAL FROM INVESTMENT OPERATIONS	(0.22)	0.60	(0.15)	0.83	0.27	(0.49)
Less Distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.33)	(0.32)	(0.36)	(0.39)
Net Asset Value, End of Period	$7.58	$7.94	$7.63	$8.11	$7.60	$7.69
Total Return[2]	(2.72)%	8.02%	(1.93)%	11.08%	3.67%	(5.91)%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.89%	0.89%	0.89%	0.90%[5]	0.91%[5]
Net investment income	3.69%[4]	3.65%	4.04%	3.79%	4.30%	5.41%
Expense waiver/reimbursement[6]	0.18%[4]	0.17%	0.17%	0.16%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$119,988	$133,595	$152,820	$184,305	$197,858	$214,025
Portfolio turnover	43%	59%	105%	51%	71%	89%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.90% and 0.91% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$7.95	$7.65	$8.12	$7.62	$7.70	$8.58
Income From Investment Operations:
Net investment income[1]	0.14	0.27	0.31	0.28	0.30	0.43
Net realized and unrealized gain (loss)	(0.36)	0.31	(0.46)	0.52	(0.04)	(0.93)
TOTAL FROM INVESTMENT OPERATIONS	(0.22)	0.58	(0.15)	0.80	0.26	(0.50)
Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.32)	(0.30)	(0.34)	(0.38)
Net Asset Value, End of Period	$7.59	$7.95	$7.65	$8.12	$7.62	$7.70
Total Return[2]	(2.81)%	7.68%	(1.99)%	10.69%	3.54%	(6.01)%
Ratios to Average Net Assets:
Net expenses[3]	1.06%[4]	1.07%	1.09%	1.09%	1.13%[5]	1.06%[5]
Net investment income	3.54%[4]	3.48%	3.84%	3.60%	4.08%	5.39%
Expense waiver/reimbursement[6]	0.37%[4]	0.36%	0.35%	0.35%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,001	$1,085	$1,076	$1,123	$1,175	$1,455
Portfolio turnover	43%	59%	105%	51%	71%	89%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 1.13% and 1.06% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$7.95	$7.65	$8.12	$7.62	$7.70	$8.58
Income From Investment Operations:
Net investment income[1]	0.15	0.30	0.34	0.32	0.34	0.46
Net realized and unrealized gain (loss)	(0.36)	0.31	(0.46)	0.52	(0.04)	(0.93)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	0.61	(0.12)	0.84	0.30	(0.47)
Less Distributions:
Distributions from net investment income	(0.15)	(0.31)	(0.35)	(0.34)	(0.38)	(0.41)
Net Asset Value, End of Period	$7.59	$7.95	$7.65	$8.12	$7.62	$7.70
Total Return[2]	(2.59)%	8.15%	(1.54)%	11.20%	4.07%	(5.66)%
Ratios to Average Net Assets:
Net expenses[3]	0.63%[4]	0.63%	0.63%	0.63%	0.64%[5]	0.65%[5]
Net investment income	3.94%[4]	3.90%	4.30%	4.04%	4.57%	5.65%
Expense waiver/reimbursement[6]	0.20%[4]	0.18%	0.17%	0.17%	0.16%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,457	$177,672	$252,899	$310,996	$302,660	$372,679
Portfolio turnover	43%	59%	105%	51%	71%	89%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.64% and 0.65% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $479,986,633 of investment in affiliated holdings* (identified cost $1,014,557,658)		$979,637,614
Due from broker		2,000
Income receivable		2,028,404
Income receivable from affiliated holdings		2,007,012
Receivable for shares sold		260,714
TOTAL ASSETS		983,935,744
Liabilities:
Payable for investments purchased	$617,712
Payable for shares redeemed	781,563
Written options outstanding (premium $480,230), at value	126,950
Payable for variation margin on futures contracts	178,648
Payable for Directors’/Trustees’ fees (Note 5)	551
Payable for investment adviser fee (Note 5)	38,534
Payable for administrative fee (Note 5)	6,269
Payable for transfer agent fees	164,931
Payable for distribution services fee (Note 5)	204,139
Payable for other service fees (Notes 2 and 5)	159,618
Accrued expenses (Note 5)	61,692
TOTAL LIABILITIES		2,340,607
Net assets for 129,408,112 shares outstanding		$981,595,137
Net Assets Consist of:
Paid-in capital		$1,264,202,731
Total distributable earnings (loss)		(282,607,594)
TOTAL NET ASSETS		$981,595,137
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($389,732,380 ÷ 51,389,242 shares outstanding), no par value, unlimited shares authorized	$7.58
Offering price per share (100/94.50 of $7.58)	$8.02
Redemption proceeds per share	$7.58
Class B Shares:
Net asset value per share ($49,736,690 ÷ 6,545,849 shares outstanding), no par value, unlimited shares authorized	$7.60
Offering price per share	$7.60
Redemption proceeds per share (94.50/100 of $7.60)	$7.18
Class C Shares:
Net asset value per share ($277,680,192 ÷ 36,604,686 shares outstanding), no par value, unlimited shares authorized	$7.59
Offering price per share	$7.59
Redemption proceeds per share (99.00/100 of $7.59)	$7.51
Class F Shares:
Net asset value per share ($119,988,016 ÷ 15,838,098 shares outstanding), no par value, unlimited shares authorized	$7.58
Offering price per share (100/99.00 of $7.58)	$7.66
Redemption proceeds per share (99.00/100 of $7.58)	$7.50
Class R Shares:
Net asset value per share ($1,000,755 ÷ 131,784 shares outstanding), no par value, unlimited shares authorized	$7.59
Offering price per share	$7.59
Redemption proceeds per share	$7.59
Institutional Shares:
Net asset value per share ($143,457,104 ÷ 18,898,453 shares outstanding), no par value, unlimited shares authorized	$7.59
Offering price per share	$7.59
Redemption proceeds per share	$7.59
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2020 (unaudited)
Investment Income:
Dividends (including $12,527,824 received from affiliated holdings* and net of foreign taxes withheld of $144,005)			$22,685,287
Interest			1,288,032
TOTAL INCOME			23,973,319
Expenses:
Investment adviser fee (Note 5)		$3,139,021
Administrative fee (Note 5)		411,942
Custodian fees		33,577
Transfer agent fees (Note 2)		543,229
Directors’/Trustees’ fees (Note 5)		3,628
Auditing fees		17,890
Legal fees		7,326
Portfolio accounting fees		105,075
Distribution services fee (Note 5)		1,332,411
Other service fees (Notes 2 and 5)		1,104,036
Share registration costs		47,558
Printing and postage		40,421
Miscellaneous (Note 5)		17,089
TOTAL EXPENSES		6,803,203
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(611,522)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(281,657)
TOTAL WAIVERS AND REIMBURSEMENTS		(893,179)
Net expenses			5,910,024
Net investment income			$18,063,295
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(6,064,908) on sales of investments in affiliated holdings*)	$7,686,097
Net realized gain on foreign currency transactions	5,068
Net realized loss on futures contracts	(9,035,943)
Net realized loss on written options	(5,769,438)
Net realized gain on swap contracts	822,316
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(3,442,432) on investments in affiliated holdings*)	(46,098,169)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	15,799
Net change in unrealized depreciation of futures contracts	29,075
Net change in unrealized appreciation of written options	246,725
Net change in unrealized depreciation of swap contracts	12,173
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	(52,086,297)
Change in net assets resulting from operations	$(34,023,002)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2020	Year Ended 11/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,063,295	$42,319,932
Net realized loss	(6,291,900)	(25,283,141)
Net change in unrealized appreciation/depreciation	(45,794,397)	71,834,740
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(34,023,002)	88,871,531
Distributions to Shareholders:
Class A Shares	(7,580,589)	(17,087,708)
Class B Shares	(767,678)	(1,834,752)
Class C Shares	(4,353,005)	(10,820,959)
Class F Shares	(2,326,857)	(5,291,056)
Class R Shares	(17,999)	(36,139)
Institutional Shares	(3,179,298)	(7,955,048)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,225,426)	(43,025,662)
Share Transactions:
Proceeds from sale of shares	39,084,634	90,614,389
Net asset value of shares issued to shareholders in payment of distributions declared	17,270,711	40,751,113
Cost of shares redeemed	(164,554,963)	(422,778,626)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(108,199,618)	(291,413,124)
Change in net assets	(160,448,046)	(245,567,255)
Net Assets:
Beginning of period	1,142,043,183	1,387,610,438
End of period	$981,595,137	$1,142,043,183
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2020 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
On March 30, 2017, the Fund’s T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Income Securities Trust and Federated Hermes Capital Income Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other
Semi-Annual Shareholder Report

available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $893,179 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$209,376	$(166,348)
Class B Shares	31,392	(750)
Class C Shares	155,902	(5,006)
Class F Shares	61,787	(41,341)
Class R Shares	1,019	—
Institutional Shares	83,753	(66,928)
TOTAL	$543,229	$(280,373)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$506,138
Class B Shares	66,810
Class C Shares	376,471
Class F Shares	154,617
TOTAL	$1,104,036
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase income and to manage country, currency, duration, individual security, market, sector/asset class and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Semi-Annual Shareholder Report

Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2020, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $6,857,143. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2020, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector/asset class, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily
Semi-Annual Shareholder Report

and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $98,243,762 and $48,375,815, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Option Contracts
The Fund buys or sells put and call options to seek to increase yield, return and income and to manage currency, individual security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $928,164 and $29,314, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $418,275 and $3,900, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Total investment in securities, at value-options	$290,000
Equity contracts			Written option contracts outstanding at value	$126,950
Interest rate contracts			Payable for variation margin on futures contracts	$72,234*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$ 290,000		$199,184
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Options[1]	Written Options	Total
Interest rate contracts	$—	$(6,754,927)	$—	$—	$(6,754,927)
Equity contracts	—	(2,281,016)	5,636,704	(5,769,438)	(2,413,750)
Credit contracts	822,316	—	—	—	822,316
TOTAL	$822,316	$(9,035,943)	$5,636,704	$(5,769,438)	$(8,346,361)
1	The net realized gain on Purchased Options is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Options[2]	Written Options	Total
Interest rate contracts	$—	$29,075	$—	$—	$29,075
Equity contracts	—	—	$699,435	$246,725	946,160
Credit contracts	12,173	—	—	—	12,173
TOTAL	$12,173	$29,075	$699,435	$246,725	$987,408
2	The net change in unrealized depreciation of Purchased Options is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,613,973	$19,949,038	4,921,649	$37,796,161
Shares issued to shareholders in payment of distributions declared	960,013	7,316,305	2,127,782	16,451,657
Shares redeemed	(6,986,210)	(53,150,773)	(16,129,108)	(124,395,784)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,412,224)	$(25,885,430)	(9,079,677)	$(70,147,966)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	16,848	$126,793	71,972	$553,233
Shares issued to shareholders in payment of distributions declared	92,775	710,525	219,176	1,697,026
Shares redeemed	(992,193)	(7,560,302)	(1,895,330)	(14,684,598)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(882,570)	$(6,722,984)	(1,604,182)	$(12,434,339)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	684,541	$5,288,063	1,886,689	$14,369,442
Shares issued to shareholders in payment of distributions declared	539,780	4,128,701	1,330,544	10,282,244
Shares redeemed	(6,814,579)	(51,751,960)	(16,495,816)	(127,045,343)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(5,590,258)	$(42,335,196)	(13,278,583)	$(102,393,657)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	444,440	$3,231,233	674,315	$5,109,164
Shares issued to shareholders in payment of distributions declared	289,724	2,205,729	650,464	5,022,147
Shares redeemed	(1,731,002)	(13,112,595)	(4,517,007)	(34,866,713)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(996,838)	$(7,675,633)	(3,192,228)	$(24,735,402)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	37,416	$297,251	28,235	$220,040
Shares issued to shareholders in payment of distributions declared	1,621	12,413	3,717	28,783
Shares redeemed	(43,670)	(356,484)	(36,301)	(278,342)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(4,633)	$(46,820)	(4,349)	$(29,519)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,319,100	$10,192,256	4,239,320	$32,566,349
Shares issued to shareholders in payment of distributions declared	379,596	2,897,038	940,353	7,269,256
Shares redeemed	(5,145,460)	(38,622,849)	(15,913,884)	(121,507,846)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,446,764)	$(25,533,555)	(10,734,211)	$(81,672,241)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(14,333,287)	$(108,199,618)	(37,893,230)	$(291,413,124)
4. FEDERAL TAX INFORMATION
At May 31, 2020, the cost of investments for federal tax purposes was $1,014,264,518. The net unrealized depreciation of investments for federal tax purposes was $34,345,858. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,529,583 and net unrealized depreciation from investments for those securities having an excess of cost over value of $73,875,441. The amounts presented are inclusive of derivative contracts.
At November 30, 2019, the Fund had a capital loss carryforward of $262,443,213 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses, retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$262,443,213	$–	$262,443,213
At November 30, 2019, for federal income tax purposes, the Fund had $287,651 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2020, the Adviser voluntarily waived $609,738 of its fee and voluntarily reimbursed $280,373 of transfer agent fees.
Semi-Annual Shareholder Report

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2020, the Adviser reimbursed $1,784.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2020, the Sub-Adviser earned a fee of $680,373.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$200,431	$–
Class C Shares	1,129,412	–
Class R Shares	2,568	(1,284)
TOTAL	$1,332,411	$(1,284)
For the six months ended May 31, 2020, the Fund’s Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2020, FSC retained $227,756 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2020, FSC retained $20,896 in sales charges from the sale of Class A Shares. FSC also retained $50,649, $4,556 and $9,616 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2020, FSSC received $80,266 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.73%, 1.71%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2020, were as follows:
Purchases	$399,191,531
Sales	$528,206,597
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2020, the Fund had no outstanding loans. During the six months ended May 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2020, there were no outstanding loans. During the six months ended May 31, 2020, the program was not utilized.
Semi-Annual Shareholder Report

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$972.80	$4.34
Class B Shares	$1,000	$968.70	$8.51
Class C Shares	$1,000	$968.70	$8.42
Class F Shares	$1,000	$972.80	$4.39
Class R Shares	$1,000	$971.90	$5.23
Institutional Shares	$1,000	$974.10	$3.11
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.60	$4.45
Class B Shares	$1,000	$1,016.30	$8.72
Class C Shares	$1,000	$1,016.40	$8.62
Class F Shares	$1,000	$1,020.50	$4.50
Class R Shares	$1,000	$1,019.70	$5.35
Institutional Shares	$1,000	$1,021.80	$3.18
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.88%
Class B Shares	1.73%
Class C Shares	1.71%
Class F Shares	0.89%
Class R Shares	1.06%
Institutional Shares	0.63%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Capital Income Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES CAPITAL INCOME FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Investment Management Company with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund
Semi-Annual Shareholder Report

and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the one-year period was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. Although the Board considered information comparing the Fund’s performance to that of the relevant Performance Peer Group, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser’s performance in managing the Fund under its new mandate.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for
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purposes of reporting to the Board in connection with the continuation of the Contracts. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program – Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the Trust) has adopted and implemented a liquidity risk management program (the “LRMP”) for each series of the Trust, including Federated Hermes Capital Income Fund (the “Fund” and collectively, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no
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material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Capital Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C860
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C613
CUSIP 31420C621
8092606 (7/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 27, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 27, 2020